Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2020	$ 48	$ 37,979,140	$ (32,236,082)	$ 5,743,106
Balance, shares at Dec. 31, 2020	481,963
Common stock issued to directors and employees		360,153		360,153
Common stock issued to directors and employees, shares	2,490
Common stock issued for services	$ 1	804,123		804,124
Common stock issued for services, shares	11,888
Conversion of notes payable and accrued interest	$ 2	1,493,786		1,493,788
Conversion of notes payable and accrued interest, shares	23,341
Proceeds from the sale of common stock, net of fees and expenses	$ 6	3,650,691
Proceeds from the sale of common stock, net of fees and expenses, shares	62,037
Proceeds from warrant exercise		123,562		123,562
Proceeds from warrant exercise, shares	1,955
Options exercised for cash	$ 1	246,277		246,278
Proceeds from the sale of common stock, net of fees and expenses, shares	3,872
Cashless warrant exercise	$ 1	(1)
Cashless warrant exercise, shares	4,585
Cashless unit purchase option exercise	$ 1	1
Cashless unit purchase option exercise, shares	4,326
Stock options issued to directors and employees as compensation		1,543,912		1,543,912
Net loss			(6,654,940)	(6,654,940)
Balances at Dec. 31, 2021	$ 60	46,201,642	(38,891,022)	7,310,680
Balance, shares at Dec. 31, 2021	596,457
Common stock issued to directors and employees		243,362		243,362
Common stock issued to directors and employees, shares	2,576
Common stock issued for services		66,850		66,850
Common stock issued for services, shares	1,075
Proceeds from the sale of common stock, net of fees and expenses		315,000		315,000
Proceeds from the sale of common stock, net of fees and expenses, shares	4,731
Stock options issued to directors and employees as compensation		428,488		428,488
Net loss			(2,774,312)	(2,774,312)
Balances at Mar. 31, 2022	$ 60	47,255,342	(41,665,334)	5,590,068
Balance, shares at Mar. 31, 2022	604,839
Balances at Dec. 31, 2021	$ 60	46,201,642	(38,891,022)	7,310,680
Balance, shares at Dec. 31, 2021	596,457
Common stock issued to directors and employees	$ 1	484,806		484,807
Common stock issued to directors and employees, shares	4,360
Common stock issued for services		123,211		123,211
Common stock issued for services, shares	3,063
Proceeds from the sale of common stock, net of fees and expenses		289,800		$ 289,800
Proceeds from the sale of common stock, net of fees and expenses, shares	4,731
Proceeds from the sale of common stock, net of fees and expenses, shares
Stock options issued to directors and employees as compensation		1,616,401		$ 1,616,401
Net loss			(10,892,511)	(10,892,511)
Warrants issued with notes payable		90,000		9
Balances at Dec. 31, 2022	$ 61	48,805,860	(49,783,533)	(977,612)
Balance, shares at Dec. 31, 2022	608,611
Common stock issued to directors and employees		46,503		46,503
Common stock issued to directors and employees, shares	3,490
Common stock issued for services	$ 1	149,899		149,900
Common stock issued for services, shares	13,000
Proceeds from the sale of common stock, net of fees and expenses	$ 7	2,708,635		2,708,642
Proceeds from the sale of common stock, net of fees and expenses, shares	69,000
Options exercised for cash		2,376		$ 2,376
Proceeds from the sale of common stock, net of fees and expenses, shares	297			297
Stock options issued to directors and employees as compensation		325,834		$ 325,834
Net loss			(2,550,879)	(2,550,879)
Warrants issued with notes payable		327,389		327,389
Common stock issued with notes payable	$ 1	56,312		56,313
Proceeds from the sale of common stock, net of fees and expenses, shares	4,167
Balances at Mar. 31, 2023	$ 70	$ 52,422,808	$ (52,334,412)	$ 88,466
Balance, shares at Mar. 31, 2023	698,565